WARRANTS	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
WARRANTS
13.	WARRANTS
Legacy Stem Warrants
Since inception the Company has issued warrants to purchase shares of Legacy Stem’s preferred stock in conjunction with various debt financings. See Note 5—
Fair Value Measurements,
for further information regarding fair value measurements associated with the resulting warrant liabilities, which are remeasured on a recurring basis each period. The Company has also issued warrants to purchase shares of Legacy Stem’s common stock. Upon effectiveness of the Merger, the Company had 50,207,439 warrants outstanding, of which substantially all were converted into 2,759,970 shares of common stock of Stem. Upon conversion of the warrants, the existing warrant liabilities were remeasured to fair value resulting in a gain on remeasurement of $100.9 million and a total warrant liability of $60.6 million, which was then reclassified to additional paid-in-capital.
As of December 31, 2021, there were 23,673 Legacy Stem Warrants outstanding. These instruments are exercisable into the Company’s common stock and are equity classified.
Public Warrants and Private Placement Warrants
As part of STPK’s initial public offering, under the Warrant Agreement dated as of August 20, 2020 (the “Warrant Agreement”) and, prior to the effectiveness of the Merger, STPK issued 12,786,168 warrants each of which entitled the holder to purchase one share of common stock at an exercise price of $11.50 per share of common stock (the “Public Warrants”). Simultaneously with the closing of the Initial Public Offering, STPK completed the private sale of 7,181,134 million warrants to STPK’s sponsor (the “Private Warrants”). Upon issuance, these warrants met the criteria for liability classification. Upon the effectiveness of the Merger, Stem assumed the outstanding Public Warrants and Private Warrants, which continued to meet the criteria for liability classification, resulting in assumed warrant liabilities of $185.9 million and $116.7 million, respectively, or a total warrant liability of $302.6 million. Such warrants were initially recorded at fair value and remeasured to fair value at each reporting period. The fair value of the Private Warrants was determined using the Black-Scholes method as well as a discount for lack of marketability. Black-Scholes inputs used to value the warrants are based on information from purchase agreements and within valuation reports prepared by an independent third party for the Company. Inputs include exercise price, selection of guideline public companies, volatility, fair value of common stock, expected dividend rate and risk-free interest rate.
On June 25, 2021, the Company entered into an exchange agreement (the “Exchange Agreement”) with the holders of the 7,181,134 outstanding Private Placement Warrants, pursuant to which such holders received 4,683,349 shares of the Company’s common stock on June 30, 2021, in exchange for the cancellation of the outstanding Private Placement Warrants. The Exchange Shares were issued in reliance upon the exemption provided by Section 3(a)(9) of the Securities Act of 1933, as amended. Immediately prior to the exchange, the Private Warrants were marked to fair value, resulting in a loss of $52.0 million. As a result of the Exchange Agreement, there were no Private Warrants outstanding as of December 31, 2021.
On August 20, 2021, the Company issued an irrevocable notice for redemption of all 12,786,129 of the Company’s outstanding public warrants at 5:00 p.m. Eastern time on September 20, 2021 (“Redemption Date”). Pursuant to the notice of redemption, holders exercised 12,638,723 Public Warrants for a purchase price of $11.50 per share, for proceeds to the Company of approximately $145.3 million. The Company redeemed all remaining outstanding Public Warrants that had not been exercised as of 5:00 p.m. Eastern time on the Redemption Date. As a result of the settlement of the Public Warrants, the Company recorded a gain of $134.9 million on the revaluation of the warrant liability. The Company also recorded a gain of $2.1 million on the redemption of unexercised public warrants. These gains are recorded in “change in fair value of warrants and embedded derivative” in the consolidated statements of operation in the year ended December 31, 2021. The public warrants have been delisted from the NYSE, and there are no public warrants left outstanding.
Warrants Issued for Services
On April 7, 2021, the Company entered into a strategic relationship with an existing shareholder not deemed to be a related party to jointly explore on a non-exclusive
basis possible business opportunities to advance projects in the United States, the United Kingdom, Europe and Asia. As consideration for the strategic relationship, upon closing of the Merger, the Company issued warrants to purchase 350,000 shares of the Company’s common stock at an exercise price of $0.01 per share. These warrants were deemed to have been fully earned as of the grant date. The warrants were valued at fair market value as of the grant date totaling $9.2 million and recorded to general and administrative expense in the Company’s statement of operations. In May 2021, all of these warrants were exercised for shares of the Company’s common stock.